Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Operating activities
Net loss and comprehensive loss for the year	$ (33,818,874)	$ (36,677,299)
Adjustments for:
Depreciation of property and equipment	101,983	162,756
Amortization of intangible assets		210,358
Share-based compensation (note 11)	10,700,913	14,277,406
Change in derivative liability	(951,743)	(238,176)
Unrealized foreign exchange (gain)/loss on cash	824,041	(1,890,071)
Accretion on lease liability	22,367	25,724
Accounts receivable	44,639	42,379
Other receivables	90,787	(124,128)
Prepaid expenses	(1,132,452)	214,933
Accounts payable and accrued liabilities	263,689	(1,064,749)
Net cash used in operating activities	(23,854,650)	(25,060,867)
Investing activities
Purchase of property and equipment	(24,484)	(21,290)
Net cash used in investing activities	(24,484)	(21,290)
Financing activities
Issuance of units	16,037,974	21,355,588
Share issuance costs	(477,028)	(2,651,229)
Proceeds from stock options exercised	34,260	177,510
Payment of lease liability	(55,376)	(41,532)
Net cash provided by financing activities	15,539,830	18,840,337
Net change in cash and cash equivalents	(8,339,304)	(6,241,820)
Cash and cash equivalents, beginning of year	30,580,029	34,931,778
Impact of foreign exchange on cash and cash equivalents	(824,041)	1,890,071
Cash and cash equivalents, end of year	21,416,684	$ 30,580,029
Supplemental information
Accounts payable and accrued liabilities settled through equity	$ 3,761,600